Derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Derivatives [Abstract]
The notional amounts of derivatives
(a)	The notional amounts of derivatives as of December 31, 2016 and 2017 are as follows:

	2016		2017
Foreign currency related:
Over the counter:
Currency forwards	~~W~~	92,309,997	100,806,648
Currency swaps		27,460,485	30,269,510
Currency options		1,210,658	1,178,047

		120,981,140	132,254,205
Exchange traded:
Currency futures		739,186	1,179,986

		121,720,326	133,434,191

Interest rates related:
Over the counter:
Interest rate swaps		37,545,356	30,269,249
Interest rate options		1,014,000	310,000

		38,559,356	30,579,249
Exchange traded:
Interest rate futures		2,099,017	1,545,905
Interest rate swaps(*)		44,300,555	53,625,962

		46,399,572	55,171,867

		84,958,928	85,751,116

Credit related:
Over the counter:
Credit swaps		1,244,502	2,443,609

Equity related:
Over the counter:
Equity swaps and forwards		12,187,176	4,223,096
Equity options		1,228,114	1,230,635

		13,415,290	5,453,731
Exchange traded:
Equity futures		492,562	526,913
Equity options		2,213,162	3,238,049

		2,705,724	3,764,962

		16,121,014	9,218,693

Commodity related:
Over the counter:
Commodity swaps and forwards		892,003	931,644
Commodity options		11,876	4,880

		903,879	936,524
Exchange traded:
Commodity futures		114,927	122,394

		1,018,806	1,058,918

	2016		2017
Hedge:
Currency forwards	~~W~~	2,036,187	1,227,354
Currency swaps		2,765,653	3,866,015
Interest rate swaps		7,631,505	8,088,422

		12,433,345	13,181,791

	~~W~~	237,496,921	245,088,318

(*)	The notional amount of derivatives which is settled in the ‘Central Counter Party (CCP)’ system.

Fair values of derivative instruments

(b) Fair values of derivative instruments as of December 31, 2016 and 2017 are as follows:

	2016			2017
	Assets		Liabilities	Assets	Liabilities
Foreign currency related:
Over the counter:
Currency forwards	~~W~~	1,722,096	1,623,325	1,895,225	1,636,715
Currency swaps		698,220	766,252	854,892	865,551
Currency options		12,347	9,422	12,023	12,070

		2,432,663	2,398,999	2,762,140	2,514,336
Exchange traded:
Currency futures		—	4	415	553

		2,432,663	2,399,003	2,762,555	2,514,889

Interest rates related:
Over the counter:
Interest rate swaps		290,074	340,409	204,449	208,901
Interest rate options		7,807	8,367	—	1,893

		297,881	348,776	204,449	210,794
Exchange traded:
Interest rate futures		1,439	212	1,771	544

		299,320	348,988	206,220	211,338

Credit related:
Over the counter:
Credit swaps		13,365	6,095	63,359	10,617
Equity related:
Over the counter:
Equity swap and forwards		25,378	250,879	112,282	13,502
Equity options		38,156	6,212	91,040	12,177

		63,534	257,091	203,322	25,679

	2016			2017
	Assets		Liabilities	Assets	Liabilities
Exchange traded:
Equity futures		683	57	72	805
Equity options		13,084	12,215	23,562	18,521

		13,767	12,272	23,634	19,326

		77,301	269,363	226,956	45,005

Commodity related:
Over the counter:
Commodity swaps and forwards		1,778	49,702	15,576	22,593
Commodity options		105	22	72	77

		1,883	49,724	15,648	22,670
Exchange traded:
Commodity futures		2,110	1,641	6,037	315

		3,993	51,365	21,685	22,985

Hedge:
Currency forwards	~~W~~	5,646	81,829	50,492	1,567
Currency swaps		155,386	36,077	59,399	161,896
Interest rate swaps		15,185	335,524	9,512	519,364

		176,217	453,430	119,403	682,827

	~~W~~	3,002,859	3,528,244	3,400,178	3,487,661

Gain or loss on valuation of derivatives
(c)	Gain or loss on valuation of derivatives for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015		2016	2017
Foreign currency related
Over the counter
Currency forwards	~~W~~	142,086	(80,907)	85,498
Currency swaps		(132,226)	7,193	91,410
Currency options		10,540	9,704	5,422

		20,400	(64,010)	182,330
Exchange traded
Currency futures		(272)	(33)	(137)

		20,128	(64,043)	182,193

Interest rates related
Over the counter
Interest rate swaps		(65,444)	(68,490)	(17,805)
Interest rate options		(185)	1,116	413

		(65,629)	(67,374)	(17,392)
Exchange traded
Interest rate futures		144	3,849	6,950

		(65,485)	(63,525)	(10,442)

	2015		2016	2017
Credit related
Over the counter
Credit swaps		748	10,761	46,593
Equity related
Over the counter
Equity swap and forwards		(653,231)	111,723	73,490
Equity options		5,470	11,639	36,662

		(647,761)	123,362	110,152

Exchange traded
Equity futures		613	626	(733)
Equity options		(2,218)	3,420	22,315

		(1,605)	4,046	21,582

		(649,366)	127,408	131,734

Commodity related
Over the counter
Commodity swaps and forwards		(106,976)	(8,988)	13,435
Commodity options		(457)	(44)	(10)

		(107,433)	(9,032)	13,425
Exchange traded
Commodity futures		(2,582)	98	5,722

		(110,015)	(8,934)	19,147

Hedge
Currency forwards		(27,339)	(80,958)	48,050
Currency swaps		97,576	19,366	(143,737)
Interest rate swaps		(120,396)	(239,596)	(191,233)

		(50,159)	(301,188)	(286,920)

	~~W~~	(854,149)	(299,521)	82,305

Gain or loss on fair value hedges
(d)	Gain or loss on fair value hedges for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015		2016	2017
Hedged item	~~W~~	211,951	332,197	(87,292)
Hedging instruments		(206,925)	(340,041)	66,620

	~~W~~	5,026	(7,844)	(20,672)

Hedge of net investment in foreign operations
(e)	Hedge of net investment in foreign operations

Hedge accounting is applied for a portion of net investments in foreign operations. Foreign currency translation adjustments for foreign operation by each hedging instrument for the years ended December 31, 2016 and 2017 are as follows:

	2016		2017
Borrowings in foreign currency	~~W~~	(23,441)	82,565
Debt securities issued in foreign currency		(35,727)	8,162
Currency forwards		4,775	6,626

	~~W~~	(54,393)	97,353